Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions - Summary of Employee Benefits, Restructuring and Post-retirement Employee Benefits Provisions (Detail) - USD ($)
$ in Millions
		Jun. 30, 2026	Jun. 30, 2025
Provisions [abstract]
Employee benefits	[1]	$ 2,171	$ 1,879
Restructuring	[2]	69	83
Post-retirement employee benefits	[3]	367	336
Total provisions		2,607	2,298
Current		2,174	1,893
Non-current		$ 433	$ 405

[1]	The expenditure associated with total employee benefits will occur in a pattern consistent with when employees choose to exercise their entitlement to benefits.
[2]	Total restructuring provisions include provisions for terminations and office closures.
[3]	The net liability recognised in the Consolidated Balance Sheet includes US$315 million unfunded post-employment benefits obligation in Chile (2025: US$276 million).